Fair Value, Schedule of Unobservable Inputs Used in Fair Value Measurements of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets	$ 11,321,566	$ 9,157,496
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Corporate bonds	255,000	451,000
Significant Unobservable Inputs	Sales of comparable instruments	Sales of comparable instruments
Servicing Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing assets	350,000	261,000
Significant Unobservable Inputs	Present value of future payments/useful life	Present value of future payments/useful life
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	1,430,000	1,682,000
Significant Unobservable Inputs	Appraisals and/or sales of comparable properties	Appraisals and/or sales of comparable properties
Foreclosed Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	$ 281,000
Significant Unobservable Inputs	Appraisals and/or sales of comparable properties